Property, plant and equipment (Details) € in Millions		1 Months Ended
	Nov. 28, 2014 aircraft	Sep. 30, 2014 aircraft	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)
Reconciliation of property, plant and equipment
Property, plant and equipment			€ 10,923.7	€ 10,847.0	€ 9,908.9
Aircraft
Reconciliation of property, plant and equipment
Net book value of aircraft mortgaged to lenders as security for loans			0.0	0.0	102.0
Property, plant and equipment			€ 10,669.3	€ 10,612.3	€ 9,731.8
Boeing 737-8200 aircraft
Reconciliation of property, plant and equipment
Number of Aircraft, Firm Order | aircraft	10	100